Cash and due from banks and inter-bank funds - Summary of restricted fund (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Jan. 01, 2022
Cash and cash equivalents [abstract]
Inter-bank transfers	S/ 694,118	S/ 431,052
Derivative financial instruments	24,725	34,784
Others	1,848	2,408
Total	S/ 720,691	S/ 468,244	S/ 684,804